FAIR VALUE MEASUREMENTS (Tables)	10 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of quantitative information regarding market assumptions used in the valuation of the public warrants

September 5, 2025
Underlying stock price	$9.92
Exercise price	$11.50
Volatility	4.0%
Remaining term (years)	7.01
Risk-free rate	3.73%
Black-Scholes value	$1.14
Pre-adjusted value per share	$1.14
Implied market value adjustment	21.20%

Schedule of assets that are measured at fair value on a recurring basis

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$232,809,646